Long Term Debt and Warrants - Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model (Details) - $ / shares									3 Months Ended		12 Months Ended
		Mar. 06, 2024		Jan. 19, 2024	Nov. 21, 2023	Nov. 13, 2023	Nov. 06, 2023	Aug. 04, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price									$ 1.52	$ 8.25	$ 7.07	$ 48.3
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected terms (years)		3 years 3 months 25 days	[1],[2]	3 years 5 months 12 days	5 years	5 years	5 years		3 years 3 months		4 years 10 months 24 days
Expected volatility		80.00%	[1],[2]	75.00%	108.79%	108.59%	100.11%		75.00%		109.83%
Risk-free interest rate		4.20%	[1],[2]	4.07%	4.41%	4.66%	4.60%		4.28%		3.84%
Value per share	[1],[2]	$ 0.4
Expected dividend rate		0.00%	[1],[2]	0.00%					0.00%		0.00%
Grant-date fair value				$ 0.39	$ 1.55	$ 1.47	$ 0.73		$ 0.39		$ 2.28
Exercise Price		$ 0.4	[1],[2]	$ 0.4	$ 0.81	$ 0.81	$ 0.81		$ 0.4
Convertible notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility					39.50%		47.00%				35.50%
Risk-free interest rate					4.75%		4.81%				4.21%
Risk-free interest rate (for discount payment)					73.00%		73.00%				71.00%
Value per share					$ 1.55		$ 0.73				$ 2.28
Senior Notes [Member] | Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected terms (years)								5 years			4 years 7 months 6 days
Expected volatility								91.80%			109.80%
Risk-free interest rate								4.15%			3.84%
Expected dividend rate								0.00%			0.00%
Grant-date fair value								$ 5.71			$ 2.28
Exercise Price								$ 6.75			$ 0.81

[1]	Subsequent Financings that occurred on February 26, 2024 and March 8, 2024 did not include the purchase of Company Warrants.
[2]	The Subsequent Financings that occurred on March 7, 2024, March 8, 2024 and March 15, 2024 applied the same fair value model and assumptions as those used for Subsequent Financing that occurred on March 6, 2024.